LOANS PAYABLE (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019
Loans Payable [Roll Forward]
Balance	$ 1,437,933	$ 934,203
Advance	1,535	812,933
Repayment - cash	(775,175)	(309,203)
Repayment - shares	(25,000)
Balance	639,293	1,437,933
Third Party [Member]
Loans Payable [Roll Forward]
Balance	25,000	12,000
Advance		150,000
Repayment - cash		(137,000)
Repayment - shares	(25,000)
Balance		25,000
Credit Facility [Member]
Loans Payable [Roll Forward]
Balance	750,000	750,000
Advance
Repayment - cash	(110,707)
Repayment - shares
Balance	639,293	750,000
Related Party [Member]
Loans Payable [Roll Forward]
Balance		172,203
Advance
Repayment - cash		(172,203)
Repayment - shares
Balance
Bank Loan [Member]
Loans Payable [Roll Forward]
Balance	662,933
Advance	1,535	662,933
Repayment - cash	(664,468)
Repayment - shares
Balance		$ 662,933